COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT (Tables)	12 Months Ended
Dec. 31, 2024
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Summary of debt securities at fair value through profit or loss

	12/31/2024	12/31/2023
Government securities	242,760,410	95,509,226
Corporate securities	19,539,690	5,567,552
Securities issued by the Central Bank	1,032,102	—
	263,332,202	101,076,778

Schedule of derivatives

	12/31/2024	12/31/2023
Debtor balances related to forward operations in foreign currency to be settled in pesos	4,496,177	6,248,965
Debtor balances related to forward operations in foreign currency	131,633	345,005
Put option taken	—	1,670,362
	4,627,810	8,264,332

Summary of other financial assets

	12/31/2024	12/31/2023
Participation Certificates in Financial Trusts	1,206,529	1,383,522
Investments in Asset Management and Other Services	3,830,834	15,005,477
Other investments	2,577,630	6,779,199
Receivable from spot sales pending settlement	9,093,374	54,367,588
Several debtors	12,520,356	23,551,446
Miscellaneous debtors for credit card operations	1,298,759	1,078,727
Allowances for loan losses	(1,894,319)	(906,343)
	28,633,163	101,259,616

Summary of other debt securities

	12/31/2024	12/31/2023
Negotiable obligations	75,669,330	27,584,217
Debt securities from Financial trusts	17,688,826	9,997,480
Government securities	634,418,113	348,467,602
Securities issued by BCRA	—	165,679,886
Liquidity Tax Bills (LEFI)	90,188,363	—
Others	3,830,034	194
Allowances for loan losses	(8,898,923)	(4,749,521)
	812,895,743	546,979,858

Summary of financial assets pledged as collateral

	12/31/2024	12/31/2023
Guarantee securities for repo operations	8,491,179	2,118,174
Special guarantees accounts in the Argentine Central Bank	54,274,918	47,391,944
Deposits in guarantee	112,585,869	51,494,327
	175,351,966	101,004,445

Summary of inventories

	12/31/2024	12/31/2023
Electronics	—	—
	—	—

Summary of other non-financial assets

	12/31/2024	12/31/2023
Other Miscellaneous assets	17,080,489	18,592,724
Loans to employees	3,529,534	4,647,677
Payments in advance	9,625,070	12,952,707
Other non-financial assets	804,747	335,487
Retirement Plan	769,145	1,193,286
Works of art and collector's pieces	548,974	551,696
Insurance Contract assets (Note 18)	3,013,730	2,584,996
Asset from insurance broker operations (Note 18)	170,526	2,221
	35,542,215	40,860,794

Summary of deposits

	12/31/2024	12/31/2023
Non-financial sector	144,705,833	219,392,129
Financial sector	185,277	1,037,729
Current accounts	386,058,910	301,797,540
Special checking accounts	975,718,997	1,593,971,142
Savings accounts	711,833,420	526,572,089
Time deposits and investments accounts	729,192,111	385,860,302
Investment accounts	169,216,650	265,751,612
Others	34,864,079	34,490,429
Interest and Adjustments	21,685,966	44,128,950
	3,173,461,243	3,373,001,922

Summary of liabilities at fair value through profit or loss

	12/31/2024	12/31/2023
Liabilities for transactions in local currency	—	1,323,792
	—	1,323,792

Summary of other financial liabilities

	12/31/2024	12/31/2023
Amounts payable for spot transactions pending settlement	6,406,396	31,517,729
Collections and other operations on behalf of third parties	146,764,952	119,981,019
Unpaid fees	152	26,295
Financial guarantee contracts	146,997	91,626
Lease liability	6,133,297	6,222,607
Others	6,733,362	559,652
	166,185,156	158,398,928

Summary of financing received from the Argentine Central Bank and other financial institutions

	12/31/2024	12/31/2023
Financing received from local financial institutions	15,614,717	5,305,099
Financing received from international institutions	23,683,151	557,030
	39,297,868	5,862,129

Summary of provisions

	12/31/2024	12/31/2023
Eventual commitments	209,922	896,451
Unused Balances of Credit Cards	3,247,294	3,172,768
Restructuring expenses	—	13,065,818
Provision for agreed revocable current account advances	296,472	30,587
Other contingencies	36,849,161	15,276,076
	40,602,849	32,441,700

Summary of other non-financial liabilities

	12/31/2024	12/31/2023
Payroll and social securities	116,012,092	70,227,178
Sundry creditors	34,169,411	41,011,942
Revenue from contracts with customers (1)	462,398	1,977,305
Tax payable	33,887,019	42,858,850
Social security payment orders pending settlement	6,205,557	2,783,777
Reinsurance contract liabilities	17,847	10,958
Liabilities from insurance broker operations	156,414	90,269
Other	1,333,139	443,345
	192,243,877	159,403,624

Summary of maturity of revenue from contract with customers

	Maturity
	Up to 12	Up to 24	More than
Item	months	months	24 months	Total
Revenue from contracts with customers	462,398	—	—	462,398

Summary of interest income

	12/31/2024	12/31/2023	12/31/2022
Interest on overdrafts	83,226,140	96,710,556	51,111,510
Interest on promissory notes	93,035,284	146,926,625	139,431,514
Interest on personal loans	117,122,816	144,712,780	200,661,520
Interest on corporate unsecured loans	151,610,849	209,330,644	110,432,628
Interest on credit card loans	49,361,823	91,472,208	99,889,931
Interest on mortgage loans	145,917,120	135,796,466	122,835,539
Interest on automobile and other secured loan	56,906,745	27,383,291	28,576,191
Interest on foreign trade loans	9,591,092	6,925,018	8,732,829
Interest on financial leases	27,419,703	38,910,900	31,059,130
Interest on public and private securities measured at amortized cost	492,340,275	1,236,666,154	842,787,376
Other	434,761,000	386,208,896	72,520,310
Total	1,661,292,847	2,521,043,538	1,708,038,478

Summary of interests expenses

	12/31/2024	12/31/2023	12/31/2022
Interest on current accounts deposits	389,254,686	816,240,365	459,886,100
Interest on time deposits	471,880,282	956,011,925	642,743,677
Interest on other financial liabilities	12,253,138	7,885,998	8,642,263
Interest from financing sector	2,147,004	6,037,943	7,310,059
Other	12,478,501	11,449,637	3,770,317
Total	888,013,611	1,797,625,868	1,122,352,416

Summary of net income from financial instruments at fair value through profit or loss

	12/31/2024	12/31/2023	12/31/2022
Income from corporate and government securities	133,719,708	278,299,120	112,045,723
Income from securities issued by the Argentine Central Bank	—	—	7,193,872
Derivatives	7,344,589	22,391,175	4,497,352
Total	141,064,297	300,690,295	123,736,947

Summary of service fee income

	12/31/2024	12/31/2023	12/31/2022
Commissions from deposits accounts	63,795,582	81,425,932	83,072,523
Commissions from credit and debit cards	42,306,970	44,846,744	64,739,127
Commissions from loans operations	448,348	803,315	2,069,260
Other Commissions	89,152,784	75,716,936	55,858,195
Total	195,703,684	202,792,927	205,739,105

Summary of service fee expenses

	12/31/2024	12/31/2023	12/31/2022
Commissions paid	41,078,731	51,436,984	71,001,241
Export and foreign currency operations	1,501,752	1,209,718	1,715,966
Total	42,580,483	52,646,702	72,717,207

Summary of income from insurance activities

	12/31/2024	12/31/2023	12/31/2022
Insurance revenue	40,788,242	40,431,615	41,744,742
Insurance service expenses	(19,978,340)	(12,506,831)	(12,860,867)
Net expenses from reinsurance contracts held	(144,827)	(243,022)	(867,616)
Broker activity operations	4,329,663	3,744,389	2,697,458
Total	24,994,738	31,426,151	30,713,717

Summary of other operating incomes

	12/31/2024	12/31/2023	12/31/2022
Reversal of allowance for loan losses and assets written down	4,607,832	11,982,685	22,054,889
Rental from safety boxes	4,234,569	4,466,219	5,171,899
Returns of risk funds	—	—	10,599,122
Commissions from trust services	492,794	388,196	551,471
Adjustment of various credits	4,405,367	5,384,308	2,968,436
Sale of fixed assets	286,676	9,945	194,040
Punitive interest	3,105,107	5,049,719	4,479,359
Others	22,060,929	24,304,403	25,126,500
Total	39,193,274	51,585,475	71,145,716

Summary of personnel expenses

	12/31/2024	12/31/2023	12/31/2022
Payroll and social securities	275,161,498	326,784,995	335,958,795
Others expenses	18,163,455	22,497,960	29,504,119
Total	293,324,953	349,282,955	365,462,914

Summary of administration expenses

	12/31/2024	12/31/2023	12/31/2022
Directors´ and statutory auditors’fees	5,039,046	7,168,384	5,410,723
Professional fees	47,319,392	54,453,979	56,319,153
Advertising and publicity	16,905,233	10,315,925	15,010,469
Taxes	40,173,289	44,441,482	43,752,526
Maintenance, security and services	45,660,777	42,797,626	46,953,658
Rent	112,572	144,595	535,418
Others	19,116,809	24,554,772	25,711,849
Total	174,327,118	183,876,763	193,693,796

Summary of depreciation and impairment of non-financial assets

	12/31/2024	12/31/2023	12/31/2022
Depreciation of property, plant and equipment	9,579,439	10,078,309	12,216,818
Depreciation of other non-financial assets	6,233,601	6,171,041	5,081,865
Depreciation of intangible assets	26,728,188	30,462,372	33,189,910
Depreciation of right-of-use assets	9,714,674	14,112,435	12,983,426
Loss from sale or impairment of property, plant and equipment	328,220	8,710,541	5,009,858
Total	52,584,122	69,534,698	68,481,877

Summary of other operating expenses

	12/31/2024	12/31/2023	12/31/2022
Promotions related with credit cards	20,806,913	10,345,340	11,759,253
Turnover tax	82,405,552	119,702,266	116,765,395
Fair value on initial recognition of loans	992,560	451,515	1,044,908
Contributions made to deposit insurance system	4,301,511	5,119,111	6,069,673
Loan and credit card balance adjustments	1,636,053	2,703,673	6,636,240
Interest on liabilities for financial leases	1,920,878	73,365	3,386,547
Coverage services	136,629	60,007	93,312
Miscellaneous loss provision	54,355,688	22,409,284	9,487,103
Others allowances	687,842	1,452,191	6,364,676
Impairment of investment property	10,188,877	15,270,191	5,451,222
Others	17,049,975	27,741,756	13,522,203
Total	194,482,478	205,328,699	180,580,532